Shareholder Report, Holdings (Details) - C000005549	Nov. 30, 2025
BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	20.30%
Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	16.70%
U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	15.60%
U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Credit Agricole
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	4.30%
RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Federal Home Loan Banks
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Canadian Imperial Bank
Holdings [Line Items]
Percent of Net Asset Value	2.30%
U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	39.10%
U.S. Government Agency Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	28.50%
U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	26.10%
U.S. Government Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	3.40%